Putnam
Managed
High Yield
Trust


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-00

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years in which Putnam has experienced tremendous growth and transformed itself from a respected U.S. investment management firm to a financial institution with a global presence.

As the organization makes its way into the new century, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We are pleased to announce the appointment of Rosemary H. Thomsen and the Credit Team as your fund's managers. Rosemary has been with Putnam since 1986 and is a managing director on the Credit Team within the Core Fixed-Income Group. She has 17 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 19, 2000


REPORT FROM THE FUND MANAGER

Rosemary H. Thomsen

The performance of any mutual fund inevitably reflects market conditions in its investment universe, and for much of the period that encompassed Putnam Managed High Yield Trust's fiscal year, the 12 months ended
May 31, 2000, the high-yield market was weak. In this challenging environment, the fund performed well relative to its peers during the 12-month period, although it underperformed the First Boston High Yield Bond Index.

Total return for 12 months ended 5/31/00

                        NAV              Market price
------------------------------------------------------------------------
                      -0.81%                -15.61%
------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 6.


* HIGH YIELD BOND MARKET FACED CHALLENGES IN THE FIRST HALF OF 2000

During the summer months of 1999 and into the fall, high-yield bonds declined in price in response to several Federal Reserve Board interest-rate increases, which began at the end of June. In the final months of last year, high-yield bonds benefited from a rally in the technology and telecommunications sectors. However, since the beginning of this year the spread between high yield bonds and Treasury bonds has widened from 5.39% to an historically wide level of 6.78%, and the bond market as a whole has experienced declining prices. Thus, while your fund delivered solid competitive performance, its results in absolute terms were disappointing.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications            14.3%

Broadcasting                   7.9%

Telephone                      6.2%

Cable television               5.6%

Paper and forest products      3.5%

*Based on net assets as of 5/31/00. Holdings will vary over time.


One of the reasons for the bond market weakness this year is the continued increases in short-term interest rates by the Fed, which has aggressively used monetary policy to try to slow the U.S. economy. This has caused an inversion of the yield curve, a situation that occurs when short-term interest rates are higher than long-term interest rates. Investors have reacted either by putting money into safer, higher-yielding short-term bonds or by sitting on the sidelines waiting for the dust to settle in the stock market. There has also been an increase in defaults among high-yield issuers. As a result of these factors, the performance of high-yield bonds this year has lagged that of higher-quality corporate and government bonds.

* TELECOM ISSUES DRIVE FUND'S PERFORMANCE

The fund's strong showing within its peer group can be attributed to an overweight position in the telecommunications sector, which generally performed well, despite correcting along with the technology sector in April and May of this year. Also important was careful security selection. Putnam has a large team of analysts dedicated to scrutinizing every holding that is acquired and monitoring holdings on an ongoing basis. This research capability enabled us to select bonds of companies that had solid fundamental characteristics and helped us avoid the high-yield bonds that underperformed during the period.

Telecommunications represented the top-performing sector in the high-yield bond market during the fiscal year, and the funds' overweight position here was a plus for the fund's performance. An increase in merger and acquisition activity resulted in sharp price appreciation for several fund holdings, including IPC Information Systems, which was bought by Global Crossing, and Verio, which was acquired by NTT. In addition a number of telecommunications companies went public during the period, including portfolio holding Carrier 1. Stock offerings tend to boost the value of a company's high-yield bonds because they add more equity and cash to its balance sheet and thus improve its credit profile. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

* SEVERAL STRATEGIES EMPLOYED IN A DIFFICULT ENVIRONMENT

In the first part of the year, we sold some of the fund's holdings after their prices had risen, a strategy that locked in some attractive gains before the market declined. When the high-yield market corrected in March and April, we diversified the portfolio by increasing the fund's exposure to bonds in value-oriented cyclical sectors, including the steel, paper, and chemical industries. We acquired many of these holdings at attractive prices, and when the market corrected in April and May, these cyclical holdings performed well.


"According to Bear Stearns, the average high yield bond in its master index returns 13.2%. With the Nasdaq's 6% decline this year, it seems those yields are finally beginning to look like bargains to investors."

-- Financial Times, June 16, 2000


* FUND CONTINUES TO DIVERSIFY

The fund's telecommunications holdings sustained declines in April and May of this year, along with the rest of the technology sector. We still believe strongly in the long-term potential of this sector and expect to maintain an overweight position for as long as our industry outlook remains positive.

While the value of the fund's holdings declined in April and May, we took some profits in some holdings before the market corrected, which helped boost the fund's performance relative to its peers. Also, the gains in the fund's telecommunications holdings that occurred prior to April outweighed the declines of the final two months.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding II Corp.
Debentures, series A 11.75%, 2005
Power producers

Level 3 Communication, Inc.
144A senior notes 11%, 2008
Telecommunications

Nextel Communications, Inc.
Senior notes 9 3/8%, 2009
Telecommunications

Trump Castle Funding
144a sub. notes 10 1/4%, 2003
Gaming and lottery

Premium Standard Farms, Inc.
Senior notes 11%, 2003
Agriculture

Benedek Communications Corp.
Senior discount notes stepped-coupon zero % (13 1/4%, 5/15/01), 2006
Broadcasting

Intermedia Communication
Series B 13.50% pfd.
Telecommunications

KMC Telecom Holdings, Inc.
Senior discount notes stepped-coupon zero % (12 1/2%, 2/15/03), 2006
Telephone

Diamond Cable Communication Co.
Senior discount notes stepped-coupon zero % (10 3/4%, 2/15/02), 2007 Cable television

PHI Holdings, Inc.
Senior sub. notes zero %, 2001
Broadcasting

These holdings represent 10.1% of the fund's assets as of 5/31/00. Portfolio holdings will vary over time.


Two new holdings acquired during the fiscal period illustrate our efforts to keep the portfolio diversified. The first, Jostens, makes school rings and yearbooks for high school graduates. This is a stable business, providing a steady level of cash flow, a positive for a high-yield bond. Since the market environment was difficult, we were able to structure an attractive deal for the fund. The second example is Huntsman Packaging, which manufactures plastic food wrapping for industrial use, also a stable business providing reliable cash flow. Huntsman was also acquired at an attractive price with a yield of 13%.

* HIGH-YIELD OUTLOOK BECOMING MORE POSITIVE

While this has been a difficult market for high-yield bonds, we believe that the Fed is nearing the end of its tightening cycle since the U.S. economy appears to be showing signs of slowing. Should the Fed stop tightening interest rates by mid summer, which we believe is a strong possibility, the outlook for high-yield bonds, which are currently trading at extremely low valuations, and are yielding 13% on average, would improve. In addition, corporate earnings and merger and acquisition activity have remained strong. Barring any significant economic disruptions, we believe that high-yield bonds have the potential to post solid returns from this point through the end of the calendar year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/00, there is no guarantee the fund will continue to hold these securities in the future.

The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.


TOTAL RETURN FOR PERIODS ENDED 5/31/00

                                            First Boston
                                  Market     High Yield      Consumer
                        NAV       price      Bond Index    price index
------------------------------------------------------------------------
1 year                -0.81%     -15.61%       -2.53%          3.07%
------------------------------------------------------------------------
5 years               37.68       27.73        36.07          12.55
Annual average         6.60        5.02         6.35           2.39
------------------------------------------------------------------------
Life of fund
(since 6/25/93)       56.19       36.21        58.67          18.63
Annual average         6.65        4.56         6.90           2.50
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 5/31/00
------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------
Number                                         12
------------------------------------------------------------------------
Income                                      $1.2167
------------------------------------------------------------------------
Return of capital1                          $0.0653
------------------------------------------------------------------------
  Total                                     $1.2820
------------------------------------------------------------------------
Share value                            NAV         Market price
------------------------------------------------------------------------
5/31/99                              $12.30           $13.500
------------------------------------------------------------------------
5/31/00                               10.91            10.188
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate2                11.11%           11.90%
------------------------------------------------------------------------

1 See page 35 for more information.

2 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most recent calendar quarter)

                                                            Market
                                             NAV            price
------------------------------------------------------------------------
1 year                                      0.18%          -13.71%
------------------------------------------------------------------------
5 years                                    38.89            31.80
Annual average                              6.79             5.68
------------------------------------------------------------------------
Life of fund (since 6/25/93)               58.50            41.72
Annual average                              6.79             5.10
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

The First Boston High Yield Bond Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended May 31, 2000

To the Trustees and Shareholders of
Putnam Managed High Yield Trust

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Managed High Yield Trust (the "fund") at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2000


THE FUND'S PORTFOLIO
May 31, 2000


CORPORATE BONDS AND NOTES (82.4%) *
PRINCIPAL AMOUNT                                                                       VALUE
Advertising and Marketing Services (1.0%)
--------------------------------------------------------------------------------------------
$     190,000     Adams Outdoor Advertising sr. notes 10 3/4s, 2006             $    193,325
      150,000     Interact Operating Co. notes 14s, 2003                              45,000
      447,000     Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                      424,650
      140,000     Lamar Media Corp. company guaranty 8 5/8s, 2007                    129,500
                                                                                ------------
                                                                                     792,475

Aerospace and Defense (1.3%)
--------------------------------------------------------------------------------------------
      200,000     Argo-Tech Corp. company guaranty 8 5/8s, 2007                      140,000
      120,000     Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007               87,600
      405,000     BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                 319,950
       90,000     Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008        79,650
      130,000     L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007      130,325
      100,000     L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                90,250
       80,000     L-3 Communications Corp. company guaranty Ser. B, 8s, 2008          69,800
      200,000     Sequa Corp. med. term notes 10s, 2001                              201,090
                                                                                ------------
                                                                                   1,118,665

Agriculture (0.8%)
--------------------------------------------------------------------------------------------
      744,115     Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)        673,424

Airlines (0.9%)
--------------------------------------------------------------------------------------------
      229,453     Airbus Industries 144A 12.266s, 2020                               235,830
      160,000     Calair LLC 144A company guaranty 8 1/8s, 2008                      130,400
      280,000     Canadian Airlines Corp. secd. notes 10s, 2005 (In default)
                    (Canada) (NON)                                                   285,600
       80,000     Continental Airlines, Inc. notes 8s, 2005                           70,762
                                                                                ------------
                                                                                     722,592

Automotive (1.6%)
--------------------------------------------------------------------------------------------
      235,000     Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004      236,763
      170,000     Dura Operating Corp. company guaranty Ser. B, 9s, 2009             149,600
      190,000     Federal Mogul Corp. notes 7 3/4s, 2006                             155,462
      350,000     Federal Mogul Corp. notes 7 1/2s, 2009                             249,827
      260,000     Hayes Lemmerz International, Inc. company guaranty Ser. B,
                    8 1/4s, 2008                                                     219,700
      500,000     Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008         200,000
       90,000     Tenneco, Inc. company guaranty Ser. B, 11 5/8s, 2009                83,925
                                                                                ------------
                                                                                   1,295,277

Banking (2.1%)
--------------------------------------------------------------------------------------------
      230,000     Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005               211,600
      130,000     Colonial Capital II 144A company guaranty 8.92s, 2027              117,760
       70,000     CSBI Capital Trust I 144A company guaranty 11 3/4s, 2027            74,900
       15,000     Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027              13,543
      290,000     GS Escrow Corp. sr. notes 7 1/8s, 2005                             258,573
      265,000     Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                  241,150
      140,000     Local Financial Corp. sr. notes 11s, 2004                          140,000
      150,000     Provident Capital Trust company guaranty 8.6s, 2026                142,079
       85,000     Riggs Capital Trust 144A bonds 8 5/8s, 2026                         67,642
      150,000     Sovereign Bancorp Inc. sr. notes 10 1/2s, 2006                     147,750
      125,000     Sovereign Capital Trust company guaranty 9s, 2027                   86,754
      140,000     Superior Financial 144A sr. notes 8.65s, 2003                      132,509
      110,000     Webster Capital Trust I 144A bonds 9.36s, 2027                     105,498
                                                                                ------------
                                                                                   1,739,758

Beverage (0.2%)
--------------------------------------------------------------------------------------------
      180,000     Triarc Consumer Products, Inc. company guaranty
                    10 1/4s, 2009                                                    166,050

Broadcasting (6.1%)
--------------------------------------------------------------------------------------------
      270,000     Acme Television sr. disc. notes stepped-coupon zero %
                    (10 7/8s, 9/30/00), 2004 (STP)                                   251,100
      440,000     Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                     387,200
      206,700     AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                      236,155
        9,407     Australis Media, Ltd. sr. disc. notes 15 3/4% 2003
                    (In default) (Australia) (NON)                                         1
      750,000     Benedek Communications Corp. sr. disc. notes stepped-coupon
                    zero % (13 1/4s, 5/15/01), 2006 (STP)                            650,625
      435,000     Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 2/1/02), 2009 (STP)                                    390,413
      158,200     Capstar Broadcasting sub. deb. 12s, 2009                           181,139
      220,000     CD Radio, Inc. sec. notes 14 1/2s, 2009                            200,200
      120,000     Chancellor Media Corp. company guaranty 8s, 2008                   119,700
       70,000     Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007             68,600
       30,000     Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008            28,350
      190,000     Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                              96,900
      410,000     Echostar DBS Corp. sr. notes 9 3/8s, 2009                          383,350
       80,000     Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                             48,000
      245,000     Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                  208,250
      180,000     Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006          197,550
      120,000     Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008             102,300
       60,000     Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006         57,600
      100,000     Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005         104,000
      654,000     PHI Holdings, Inc. sr. sub. notes zero %, 2001                     579,379
      225,000     Radio One Inc. company guaranty Ser. B, 12s, 2004 (STP)            240,188
      270,000     Spanish Broadcasting Systems sr. sub notes 9 5/8s, 2009            259,875
      100,000     TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)        94,500
       50,000     TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)             43,000
       80,000     TV Azteca S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004 (Mexico)     71,200
                                                                                ------------
                                                                                   4,999,575

Building Materials (0.7%)
--------------------------------------------------------------------------------------------
      110,000     American Architectural Products Corp. company guaranty
                    11 3/4s, 2007                                                     27,500
      250,000     American Standard, Inc. company guaranty 7 1/8s, 2003              235,625
       70,000     Atrium Companies Inc. company guaranty Ser. B, 10 1/2s, 2009        58,800
      170,000     Building Materials Corp. company guaranty 8s, 2008                 141,100
      120,000     NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009      109,950
                                                                                ------------
                                                                                     572,975

Cable Television (4.9%)
--------------------------------------------------------------------------------------------
       90,000     Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007        85,050
      170,000     Adelphia Communications Corp. sr. notes 7 7/8s, 2009               138,550
      300,000     Century Communications Corp. sr. notes 8 7/8s, 2007                264,000
      680,000     Charter Communications Holdings LLC sr. notes 8 5/8s, 2009         561,000
      130,000     Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010              117,325
       30,000     Classic Cable, Inc. company guaranty Ser. B, 9 3/8s, 2009           25,800
       50,000     CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                       49,500
       70,000     CSC Holdings, Inc. deb. 7 7/8s, 2018                                60,275
      795,000     Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                           590,648
      450,000     Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                    (11 7/8s, 10/15/02), 2007 (STP)                                  279,000
      430,000     NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)              404,200
      160,000     Onepoint Communications, Inc. company guaranty Ser. B,
                    14 1/2s, 2008                                                    104,000
      230,000     RCN Corp. sr. notes 10 1/8s, 2010                                  184,000
      190,000     Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                    (In default) (Argentina) (NON)                                    79,800
      290,000     TeleWest Communications Plc 144A 9 7/8s, 2010                      278,400
       70,000     TeleWest Communications Plc 144A sr. disc. notes
                    stepped-coupon zero %, (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                            37,100
      150,000     TeleWest Communications Plc sr. disc. notes zero %
                    (9 1/4s, 4/15/04), 2009 (United Kingdom) (STP)                    88,500
      360,000     United Pan-Europe N.V. 144A zero % (13 3/4s, 2/01/05),
                    2010 (STP)                                                       156,600
      500,000     United Pan-Europe N.V. 144A zero % (12 1/2s, 8/01/04),
                    2009 (STP)                                                       232,500
      370,000     United Pan-Europe N.V. 144A 10 7/8s, 2009                          307,100
                                                                                ------------
                                                                                   4,043,348

Chemicals (3.3%)
--------------------------------------------------------------------------------------------
      150,000     Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008         127,500
      270,000     Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                    247,050
      450,000     Huntsman ICI Chemicals Inc. company guaranty 10 1/8s, 2009         445,500
      590,000     Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007         569,350
      210,000     Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009            202,650
      500,000     PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                    2007 (Canada)                                                    350,000
      250,000     Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007           182,500
       60,000     Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008           49,200
      160,000     Royster-Clark Inc. 1st mtge. 10 1/4s, 2009                         130,400
      110,000     Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006    112,750
      180,000     Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006              147,600
       30,000     Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007       23,700
      185,000     Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                      129,500
                                                                                ------------
                                                                                   2,717,700

Coal (0.1%)
--------------------------------------------------------------------------------------------
      310,000     Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005              52,700

Commercial and Consumer Services (0.7%)
--------------------------------------------------------------------------------------------
      280,000     Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                     266,000
      390,000     GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)            265,200
       50,000     Iron Mountain, Inc. company guaranty 8 3/4s, 2009                   44,875
                                                                                ------------
                                                                                     576,075

Computers (0.4%)
--------------------------------------------------------------------------------------------
      285,000     Unisys Corp. sr. notes 11 3/4s, 2004                               304,950

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------
      180,000     Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                        86,400

Construction (0.6%)
--------------------------------------------------------------------------------------------
      410,000     Better Minerals & Aggregates Co. company guaranty 13s, 2009        403,850
       80,000     Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                    64,000
                                                                                ------------
                                                                                     467,850

Consumer (0.7%)
--------------------------------------------------------------------------------------------
      230,000     Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008        144,900
      550,000     Samsonite Corp. sr. sub. notes 10 3/4s, 2008                       456,500
                                                                                ------------
                                                                                     601,400

Consumer Finance (0.2%)
--------------------------------------------------------------------------------------------
      150,000     Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)      14,625
      220,000     Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)      21,450
      180,000     Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)      18,000
       50,000     Finova Capital Corp. sr. notes 7 5/8s, 2009                         40,834
      130,000     Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006       113,100
                                                                                ------------
                                                                                     208,009

Consumer Goods (0.9%)
--------------------------------------------------------------------------------------------
      160,000     Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005            64,000
      150,000     French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007     144,000
      340,000     NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                         294,100
      120,000     Revlon Consumer Products sr. notes 9s, 2006                         84,000
      150,000     Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                76,500
      100,000     Revlon Consumer Products sr. notes 8 1/8s, 2006                     69,000
                                                                                ------------
                                                                                     731,600

Consumer Staples (0.1%)
--------------------------------------------------------------------------------------------
      130,000     Doskcil Manufacturing Co 144A sr. sub. notes 10 1/8s, 2007          45,500

Containers (1.9%)
--------------------------------------------------------------------------------------------
      390,000     AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                   319,800
      320,000     Consumers International 144A sr. notes 10 1/4s, 2005               182,400
      185,000     Huntsman Packaging Corp. company guaranty 9 1/8s, 2007             199,850
      250,000     Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008            262,500
      250,000     Owens-Illinois, Inc. sr. notes 8.1s, 2007                          235,533
       50,000     Owens-Illinois, Inc. deb. 7.8s, 2018                                44,060
       30,000     Owens-Illinois, Inc. sr. notes 7.35s, 2008                          26,769
      355,000     Radnor Holdings Inc. sr. notes 10s, 2003                           307,963
                                                                                ------------
                                                                                   1,578,875

Distribution (0.2%)
--------------------------------------------------------------------------------------------
      320,000     RAB Enterprises, Inc. company guaranty 10 1/2s, 2005               211,200

Electric Utilities (1.3%)
--------------------------------------------------------------------------------------------
       60,000     CMS Energy Corp. sr. notes 7 1/2s, 2009                             51,825
      400,000     CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                    362,000
      425,783     Northeast Utilities System notes Ser. A, 8.58s, 2006               424,054
      545,000     Panda Global Energy Co. company guaranty 12 1/2s,
                    2004 (China)                                                     190,750
                                                                                ------------
                                                                                   1,028,629

Energy (1.7%)
--------------------------------------------------------------------------------------------
      315,000     Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009         318,150
      120,000     Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006        112,800
      190,000     R & B Falcon Corp. sr. notes 12 1/4s, 2006                         206,150
      300,000     R & B Falcon Corp. sr. notes Ser. B, 7 3/8s, 2018                  230,250
      455,000     RBF Finance Co. company guaranty 11 3/8s, 2009                     489,125
       30,000     RBF Finance Co. company guaranty 11s, 2006                          31,875
                                                                                ------------
                                                                                   1,388,350

Entertainment (1.1%)
--------------------------------------------------------------------------------------------
      110,000     AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                 53,350
      130,000     AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                 65,000
      150,000     Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)             90,000
      120,000     Premier Parks, Inc. sr. notes 9 3/4s, 2007                         114,300
      160,000     SFX Entertainment Inc. company guaranty 9 1/8s, 2008               160,000
      165,000     SFX Entertainment, Inc. 144A company guaranty Ser. B,
                    9 1/8s, 2008                                                     165,825
      100,000     Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005
                    (In default) (NON)                                                10,000
      250,000     Six Flags Corp. sr. notes 8 7/8s, 2006                             237,500
      330,000     United Artists Theatre sr. sub. notes 9 3/4s, 2008
                    (In default) (NON)                                                 6,600
                                                                                ------------
                                                                                     902,575

Financial (2.5%)
--------------------------------------------------------------------------------------------
      365,000     Aames Financial Corp. sr. notes 9 1/8s, 2003                       175,200
      340,000     Advanta Corp. med-term notes Ser. D, 6.92s, 2002                   318,964
      100,000     Advanta Corp. med. term notes Ser. B, 7s, 2001                      94,848
       10,000     AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                    6,300
      220,000     AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005               121,000
      240,000     Conseco Finance Trust III, Inc. bonds 8.796s, 2027                  91,200
      160,000     Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002               104,000
      310,000     Delta Financial Corp. sr. notes 9 1/2s, 2004                       170,500
      155,000     Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                    125,550
      175,000     Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027     152,250
      100,000     Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008              68,000
       75,000     Ocwen Capital Trust I company guaranty 10 7/8s, 2027                39,750
      165,000     Ocwen Federal Bank FSB sub. deb. 12s, 2005                         155,100
      100,000     Ocwen Financial Corp. notes 11 7/8s, 2003                           91,500
      350,000     Resource America Inc. 144A sr. notes 12s, 2004                     297,500
                                                                                ------------
                                                                                   2,011,662

Food (0.7%)
--------------------------------------------------------------------------------------------
      190,000     Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007              96,900
      130,000     Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007        66,300
      300,000     Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008           194,250
      105,000     Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007 sr. sub. notes
                    9 3/4s, 2007                                                      97,125
      215,000     Vlasic Foods Intl. Inc. sr. sub notes Ser. B, 10 1/4s, 2009        122,550
                                                                                ------------
                                                                                     577,125

Gaming & Lottery (3.5%)
--------------------------------------------------------------------------------------------
       50,000     Ameristar Casinos, Inc. company guaranty Ser. B, 10 1/2s, 2004      49,500
      210,000     Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                      199,500
      380,000     Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                          212,800
      510,000     Hollywood Casino Corp. company guaranty 11 1/4s, 2007              517,650
      130,000     Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007         128,700
      120,000     Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                    13s, 2004                                                        130,800
       90,000     Isle of Capri Casinos, Inc. company guaranty 8 3/4s, 2009           79,200
      190,000     Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009           176,700
       40,000     Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                 37,300
       40,000     Park Place Entertainment sr. sub. notes 7 7/8s, 2005                36,600
      110,000     Riviera Black Hawk Inc. 1st mtge. 13s, 2005                        117,700
      440,000     Trump A.C. 1st mtge. 11 1/4s, 2006                                 308,000
      680,000     Trump Castle Funding 144A sub. notes 10 1/4s, 2003                 686,800
      190,000     Venetian Casino company guaranty 12 1/4s, 2004                     182,400
                                                                                ------------
                                                                                   2,863,650

Health Care (2.5%)
--------------------------------------------------------------------------------------------
      250,000     ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006         185,000
       70,000     Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                71,050
       60,000     Columbia/ HCA Healthcare Corp. deb. 8.36s, 2024                     53,400
       70,000     Columbia/HCA Healthcare Corp. med. term notes notes
                    7.69s, 2025                                                       56,263
      290,000     Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045          273,885
      300,000     Conmed Corp. company guaranty 9s, 2008                             276,000
      130,000     Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006       84,500
      220,000     Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008          171,325
       80,000     Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                     81,600
      180,000     Magellan Health Services, Inc. sr. sub. notes 9s, 2008              66,600
      170,000     Mediq, Inc. company guaranty 11s, 2008                              17,000
      180,000     Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)     9,000
      310,000     Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)   62,000
      200,000     Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                      194,000
      150,000     Tenet Healthcare Corp. sr. notes 8s, 2005                          141,000
      280,000     Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009        286,300
                                                                                ------------
                                                                                   2,028,923

Homebuilding (0.7%)
--------------------------------------------------------------------------------------------
      110,000     D.R. Horton, Inc. company guaranty 8s, 2009                         92,400
       50,000     Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                           39,938
      220,000     Lennar Corp. 144A sr. notes 9.95s, 2010                            209,000
       40,000     M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                        34,550
      160,000     Toll Corp. company guaranty 8 1/8s, 2009                           140,600
       60,000     Webb Corp. sr. sub. deb. 10 1/4s, 2010                              50,025
                                                                                ------------
                                                                                     566,513

Household Furniture & Appliances (0.4%)
--------------------------------------------------------------------------------------------
      250,000     Albecca Inc. company guaranty 10 3/4s, 2008                        197,500
      170,000     Sealy Mattress Co. company guaranty stepped-coupon
                    Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                   119,425
                                                                                ------------
                                                                                     316,925

Lodging/Tourism (1.0%)
--------------------------------------------------------------------------------------------
      160,000     Epic Resorts LLC company guaranty Ser. B, 13s, 2005                 80,000
      460,000     HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008         393,300
       50,000     Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                   45,500
      310,000     ITT Corp. notes 6 3/4s, 2005                                       275,534
                                                                                ------------
                                                                                     794,334

Manufacturing (1.5%)
--------------------------------------------------------------------------------------------
       90,000     Applied Power Inc. sr. sub. notes 8 3/4s, 2009                      92,700
      250,000     Axia, Inc. company guaranty 10 3/4s, 2008                          190,000
      300,000     Blount Inc. company guaranty 13s, 2009                             297,000
      170,000     Continental Global Group sr. notes Ser. B, 11s, 2007                51,000
      160,000     DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                  161,600
      400,000     Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006             388,000
       90,000     Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007            82,350
                                                                                ------------
                                                                                   1,262,650

Medical Services (0.2%)
--------------------------------------------------------------------------------------------
      250,000     Extendicare Health Services, Inc. company guaranty 9.35s, 2007     124,375
      180,000     Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                            3,600
      110,000     Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                            2,200
      100,000     Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                    (In default) (NON) (STP)                                             750
      480,000     Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                            3,600
      305,000     Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                 6,100
       60,000     Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                    (In default) (NON)                                                 1,200
                                                                                ------------
                                                                                     141,825

Medical Technology (0.1%)
--------------------------------------------------------------------------------------------
       70,000     Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009          60,550

Metals (1.6%)
--------------------------------------------------------------------------------------------
      230,000     AK Steel Corp. company guaranty 7 7/8s, 2009                       202,400
       80,000     Armco, Inc. sr. notes 8 7/8s, 2008                                  74,400
      165,000     Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003      153,450
      305,000     LTV Corp. company guaranty 11 3/4s, 2009                           271,450
      300,000     National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                282,000
       60,000     Oregon Steel Mills 1st mortgage 11s, 2003                           38,400
      110,000     WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                        103,400
      120,000     Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007             105,600
      120,000     WHX Corp. sr. notes 10 1/2s, 2005                                  108,900
                                                                                ------------
                                                                                   1,340,000

Office Equipment & Supplies (--%)
--------------------------------------------------------------------------------------------
       51,000     U.S. Office Products Co. company guaranty 9 3/4s, 2008               7,140

Oil & Gas (1.9%)
--------------------------------------------------------------------------------------------
      330,000     Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006       335,775
       90,000     Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007           83,475
       30,000     Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                         17,775
       90,000     Giant Industries Corp. company guaranty 9s, 2007                    80,213
      160,000     HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006             154,400
       50,000     Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                48,125
      160,000     Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007           154,400
      200,000     Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008           188,000
      100,000     Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010        102,375
      130,000     RAM Energy Inc. sr. notes 11 1/2s, 2008                             65,000
       50,000     Stone Energy Corp. company guaranty 8 3/4s, 2007                    46,500
      260,000     Vintage Petroleum sr. sub. notes 9 3/4s, 2009                      260,000
                                                                                ------------
                                                                                   1,536,038

Paper & Forest Products (3.5%)
--------------------------------------------------------------------------------------------
      300,000     APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                    (16s, 2/15/04), 2049 (Indonesia) (STP)                           135,000
      100,000     APP Global Finance III sec. notes FRN 10.345s, 2002
                    (Cayman Islands)                                                  68,000
       20,000     Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005               18,979
      150,000     Doman Industries Ltd. company guaranty 12s, 2004 (Canada)          151,875
      100,000     Doman Industries 144A 8 3/4s, 2004                                  80,250
      320,000     Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                236,800
      320,000     Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                    (Indonesia)                                                      176,000
       80,000     Kappa Beheer BV company guaranty 10 5/8s, 2009
                    (Netherlands)                                                     80,800
      310,000     Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                 306,900
      200,000     Packaging Corp. company guaranty 9 5/8s, 2009                      196,000
      410,000     Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                    2007 (Indonesia)                                                 225,500
      432,000     Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)               384,480
      555,000     Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                    510,600
      190,000     Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                    186,200
      120,000     Tembec Industries, Inc. company guaranty 8 5/8s, 2009
                    (Canada)                                                         112,800
                                                                                ------------
                                                                                   2,870,184

Pharmaceuticals (0.6%)
--------------------------------------------------------------------------------------------
      320,000     ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005              311,200
       40,000     ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008               36,800
      120,000     MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                      117,600
                                                                                ------------
                                                                                     465,600

Power Producers (3.2%)
--------------------------------------------------------------------------------------------
      300,000     Calpine Corp. sr. notes 9 1/4s, 2004                               294,000
    1,860,000     Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005              1,995,092
      307,000     York Power Funding 144A notes 12s, 2007 (Cayman Islands)           300,860
                                                                                ------------
                                                                                   2,589,952

Publishing (0.3%)
--------------------------------------------------------------------------------------------
      300,000     Affinity Group Holdings sr. notes 11s, 2007                        249,000

Railroads (0.2%)
--------------------------------------------------------------------------------------------
      320,000     TFM S.A. de C.V. company guaranty stepped-coupon zero %,
                    (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                          201,600

Restaurants (0.1%)
--------------------------------------------------------------------------------------------
      170,000     FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                 79,900

Retail (1.3%)
--------------------------------------------------------------------------------------------
      220,000     Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 5/01/03), 2008 (STP)                                       130,350
       10,000     Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                   zero % (12 1/8s, 5/1/03), 2009 (STP)                                1,500
      100,000     Iron Age Corp. company guaranty 9 7/8s, 2008                        69,000
      155,000     Mahindra & Mahindra Ltd. 12s, 2008                                 131,750
      200,000     Mothers Work, Inc. sr. notes 12 5/8s, 2005                         182,000
      210,000     Saks, Inc. company guaranty 8 1/4s, 2008                           173,263
      500,000     Southland Corp. deb. Ser. A, 4 1/2s, 2004                          413,750
                                                                                ------------
                                                                                   1,101,613

Semiconductor (0.3%)
--------------------------------------------------------------------------------------------
      210,000     Amkor Technology, Inc. sr. notes 9 1/4s, 2006                      200,550
       40,000     Chippac Intl. Ltd. 144A company guaranty 12 3/4s, 2009              42,000
                                                                                ------------
                                                                                     242,550

Shipping (--%)
--------------------------------------------------------------------------------------------
      120,000     Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)    33,600

Software (--%)
--------------------------------------------------------------------------------------------
       90,000     Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)               4,500

Specialty Printing (0.2%)
--------------------------------------------------------------------------------------------
      110,000     Perry-Judd company guaranty 10 5/8s, 2007                           91,300
       70,025     Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009           63,023
                                                                                ------------
                                                                                     154,323

Technology (1.1%)
--------------------------------------------------------------------------------------------
      190,000     Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007       189,050
      300,000     Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                     273,000
      355,000     Viasystems, Inc. sr. sub notes 9 3/4s, 2007                        301,750
      170,000     Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                  149,600
                                                                                ------------
                                                                                     913,400

Technology Services (1.7%)
--------------------------------------------------------------------------------------------
      960,000     CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                    zero % (14s, 10/1/02), 2007 (STP)                                 76,800
       70,000     Concentric Network Corp. sr. notes 12 3/4s, 2007                    73,325
      350,000     Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)    213,500
      110,000     Covad Communications Group, Inc. sr. notes 12 1/2s, 2009           103,400
       70,000     Covad Communications Group, 144A sr. notes 12s, 2010                64,575
      150,000     Cybernet Internet Services Intl., Inc. 144A sr. notes 14s, 2009    105,000
       70,000     Exodus Communications, Inc. sr. notes 10 3/4s, 2009                 69,300
      650,000     Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13, 4/15/03), 2008 (STP)                                 294,125
      125,000     Globix Corp. sr. notes 12 1/2s, 2010                               105,000
      200,000     Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005              100,000
       40,000     PSINet, Inc. sr. notes 11s, 2009                                    36,200
      100,000     Rhythms Netconnections Inc. 144A sr. notes 14s, 2010                82,000
      110,000     Verio Inc. sr. notes 11 1/4s, 2008                                 122,375
                                                                                ------------
                                                                                   1,445,600

Telecommunications (12.2%)
--------------------------------------------------------------------------------------------
      390,000     360Networks, Inc. 144A sr. notes 13s, 2008 (Canada)                385,125
       20,000     American Mobile Satellite Corp. company guaranty
                    12 1/4s, 2008                                                     12,200
      500,000     Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 1/2s, 11/15/02), 2007 (Israel) (STP)                         250,000
      170,000     Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                          122,400
       50,000     Call-Net Enterprises, Inc. sr. notes 9 3/8s, 2009 (Canada)          30,000
       80,000     Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                    (8.94s, 8/15/03), 2008 (Canada) (STP)                             28,800
      140,000     Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)               77,000
      240,000     Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)   234,000
      440,000     Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                        352,000
      170,000     Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom)                                                 142,800
      330,000     Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                    283,800
      440,000     Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008       418,000
      440,000     Global Crossing Holdings Ltd. company guaranty 9 1/8s,
                    2006 (Bermuda)                                                   413,600
      185,000     Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                  166,500
      370,000     IPC Information Systems Inc. sr. disc. notes zero %
                    (10 7/8s, 11/1/01), 2008 (STP)                                   327,450
    1,000,000     Level 3 Communication, Inc. 144A sr. notes 11s, 2008               952,500
       90,000     Loral Space & Communication, Ltd. sr. notes 9 1/2s, 2006            66,825
       50,000     Metromedia Fiber Network, Inc. sr. notes 10s, 2009                  47,625
      360,000     Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008         342,900
      490,000     Millicom International Cellular S.A. sr. disc. notes
                    stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                               416,500
      145,000     Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s,
                    2006 (Mexico)                                                    145,000
      310,000     Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 4/15/03), 2008 (STP)                            192,200
      380,000     Nextel Communications, Inc. sr. notes 12s, 2008                    399,000
      890,000     Nextel Communications, Inc. sr. notes 9 3/8s, 2009                 841,050
      150,000     Nextel Partners, Inc. 144A sr. notes 11s, 2010                     143,625
      190,000     NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008              182,400
      450,000     NorthPoint Communications Group, Inc. 144A notes
                    12 7/8s, 2010                                                    387,000
      120,000     Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                     54,000
      110,000     Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)            4,400
      330,000     Pathnet, Inc. sr. notes 12 1/4s, 2008                              194,700
       80,000     Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                      80,800
      500,000     Primus Telecommunications Group, Inc. sr. notes 12 3/4s, 2009      425,000
      350,000     RSL Communications, Ltd. 144A 12 7/8s, 2010                        276,500
      140,000     RSL Communications, Ltd. 144A 10 1/2s, 2008                         98,000
      130,000     RSL Communications, Ltd. company guaranty 9 1/8s, 2008              87,100
      100,000     Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                    2004 (Mexico)                                                     64,000
      275,000     SBA Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12s, 3/1/03), 2008 (STP)                                 187,000
      200,000     Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (12s, 7/15/03), 2008 (STP)                                       127,000
      915,000     Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (SSTP)                                  466,650
      343,000     Viatel, Inc. sr. notes 11 1/2s, 2009                               270,970
      360,000     World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                 322,200
                                                                                ------------
                                                                                  10,018,620

Telephone (5.7%)
--------------------------------------------------------------------------------------------
      130,000     Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                    73,125
      510,000     Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                            252,450
      100,000     Birch Telecommunications, Inc. sr. notes 14s, 2008                  99,000
      410,000     BTI Telecom Corp. sr. notes 10 1/2s, 2007                          313,650
      305,000     Focal Communications Corp. sr. disc. notes, stepped-coupon
                    Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                   195,200
       80,000     Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                    12 1/4s, 2004                                                     80,200
       20,000     ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (13 1/2s, 9/15/00), 2005 (Canada) (STP)                           19,100
    1,260,000     KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 2/15/03), 2008 (STP)                            617,400
      460,000     Logix Communications Enterprises sr. notes 12 1/4s, 2008           184,000
      310,000     Madison River Capital 144A sr. notes 13 1/4s, 2010                 282,100
      250,000     McLeodUSA, Inc. sr. notes 9 1/2s, 2008                             237,500
      140,000     MGC Communications, Inc. 144A sr. notes 13s, 2010                  131,600
      260,000     Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)               239,200
       50,000     Netia Holdings B.V. 144A company guaranty stepped-coupon
                    zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                    34,500
      300,000     Netia Holdings B.V. 144A company guaranty 10 1/4s,
                    2007 (Poland)                                                    250,500
       40,000     Nextlink Communications 144A sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 12/1/04), 2009 (STP)                             21,600
      100,000     Nextlink Communications Inc. 144A sr. notes 10 1/2s, 2009           94,250
      130,000     Tele1 Europe BV 144A 13s, 2009 (Netherlands)                       126,100
      220,000     Telecorp PCS Inc. company guaranty stepped-coupon zero %
                    (11 5/8s, 4/15/04), 2009 (STP)                                   144,100
      100,000     Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                     93,000
      100,000     Transtel S.A. pass through certificates 12 1/2s, 2007               35,000
      350,000     US Unwired, Inc. company guaranty, stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                            191,625
      180,000     Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)        174,600
       70,000     Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)         67,900
      340,000     Voicestream Wire Corp. 144A 10 3/8s, 2009                          348,500
      153,000     WinStar Communications. Inc. 144A sr. disc. notes zero %
                    (14 3/4s, 4/15/05), 2010 (STP)                                    66,555
      296,000     WinStar Communications. Inc. 144A sr. notes 12 3/4s, 2010          275,280
                                                                                ------------
                                                                                   4,648,035

Textiles (1.0%)
--------------------------------------------------------------------------------------------
       80,000     Galey & Lord, Inc. company guaranty 9 1/8s, 2008                    39,200
       90,000     GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                    20,700
      250,000     Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                      250,000
      235,000     Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                         122,200
       40,000     Levi Strauss & Co. 144A notes 7s, 2006                              27,200
       40,000     Levi Strauss & Co. 144A notes 6.8s, 2003                            30,600
      100,000     Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                      84,000
      135,000     William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008       121,500
       95,000     William Carter Holdings Co. sr. sub. notes Ser. A,
                    10 3/8s, 2006                                                     86,450
                                                                                ------------
                                                                                     781,850

Transportation Services (0.1%)
--------------------------------------------------------------------------------------------
       60,000     Transportacion Maritima Mexicana S.A. de C.V. sr. notes 10s,
                    2006 (Mexico)                                                     45,000

Trucks & Parts (0.1%)
--------------------------------------------------------------------------------------------
      110,000     Transportation Manufacturing Operations Inc. company
                    guaranty 11 1/4s, 2009                                            93,500

Utilities (0.2%)
--------------------------------------------------------------------------------------------
      350,000     Cathay International Ltd. 144A sr. notes 13s, 2008 (China)         157,500

Waste Management (0.9%)
--------------------------------------------------------------------------------------------
      340,000     Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                        268,600
      540,000     Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                     453,600
                                                                                ------------
                                                                                     722,200

Water Utilities (0.2%)
--------------------------------------------------------------------------------------------
      160,000     Azurix Corp. 144A notes 10 3/8s, 2007                              142,400
                                                                                ------------
                  Total Corporate Bonds and Notes (cost $79,022,315)            $ 67,494,214


PREFERRED STOCKS (7.9%) *
NUMBER OF SHARES                                                                       VALUE

Banking (0.4%)
--------------------------------------------------------------------------------------------
        6,240     Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)           $    293,280
           80     First Republic 144A $10.50 pfd.                                     71,600
                                                                                ------------
                                                                                     364,880

Broadcasting (1.9%)
--------------------------------------------------------------------------------------------
          116     Benedek Communications 11.50% pfd. (PIK)                            89,900
        1,879     Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)              201,053
       66,000     Diva Systems Corp. Ser. D, $6.00 pfd.                              396,000
          315     Granite Broadcasting 144A 12.75% pfd. (PIK)                        274,050
           57     Paxson Communications Corp. $13.25 cum. pfd. (PIK)                 550,050
                                                                              --------------
                                                                                   1,511,053

Cable Television (0.7%)
--------------------------------------------------------------------------------------------
        5,388     CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                 560,352

Cellular Communications (0.9%)
--------------------------------------------------------------------------------------------
          215     Dobson Communications 13.00% pfd. (PIK)                            221,988
          270     Dobson Communications Corp. 144A $12.25 pfd. (PIK)                 259,200
          268     Rural Cellular Corp. $12.25 pfd. (PIK)                             266,392
                                                                                ------------
                                                                                     747,580

Food (--%)
--------------------------------------------------------------------------------------------
          450     Doane Products Co. $7.125 pfd.                                      20,250

Insurance and Finance (0.5%)
--------------------------------------------------------------------------------------------
       14,500     CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                      391,500

Medical Services (0.4%)
--------------------------------------------------------------------------------------------
      230,000     Fresenius Medical Capital Trust I Ser. D, 9.00% company
                    guaranty, pfd. (Germany)                                         212,175
       80,000     Fresenius Medical Capital Trust II 7.875% company guaranty,
                    pfd. (Germany)                                                    70,800
                                                                                ------------
                                                                                     282,975

Oil and Gas (0.2%)
--------------------------------------------------------------------------------------------
          183     R&B Falcon Corp. $13.875 pfd. (PIK)                                203,130

Restaurants (0.1%)
--------------------------------------------------------------------------------------------
        6,047     AmeriKing, Inc. $3.25 pfd. (PIK)                                    48,376

Technology Services (0.2%)
--------------------------------------------------------------------------------------------
          149     Concentric Network Corp. Ser. B, 13.50% pfd.(PIK)                  140,935

Telecommunications (2.1%)
--------------------------------------------------------------------------------------------
          694     Intermedia Communication Ser. B, 13.50% pfd. (PIK)                 645,420
          199     Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)         200,990
        7,528     Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)           376,400
           15     NTL Inc. 144A Ser. B, 13.00% pfd. (PIK)                             15,000
          330     WinStar Communications, Inc. 144A $14.25 cum. pfd. (PIK)           465,300
                                                                                ------------
                                                                                   1,703,110

Telephone (0.5%)
--------------------------------------------------------------------------------------------
          600     ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                438,000
                                                                                ------------
                  Total Preferred Stocks (cost $6,657,860)                      $  6,412,141


UNITS (2.5%) *
NUMBER OF UNITS                                                                        VALUE
--------------------------------------------------------------------------------------------
          265     App China Group 144A units 14s, 2010                          $    156,350
          550     Australis Media, Ltd. units 15 3/4s, 2003 (In default)
                    (Australia) (NON)                                                     55
          370     Colo.com 144A units 13 7/8s, 2010                                  370,000
          310     Equinix, Inc. 144A units 13s, 2007                                 319,300
          140     Huntsman Packaging Corp. units 13s, 2010                           137,725
          360     Jostens, Inc. units 12 3/4s, 2010                                  351,000
          150     Leap Wireless 144A units 12 1/2s, 2010                             142,500
          245     Maxcom Telecom 144A units 13 3/4s, 2007                            210,700
          310     Ubiquitel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                167,400
          450     XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)      45,000
        2,950     XCL Ltd. 144A units cum. pfd. 9.50% (In default) (NON) (PIK)         1,475
          180     XM Satellite Radio Inc, 144A units 14s, 2010                       154,800
                                                                                ------------
                  Total Units (cost $3,401,377)                                 $  2,056,305


COMMON STOCKS (1.1%) * (NON)
NUMBER OF SHARES                                                                       VALUE
--------------------------------------------------------------------------------------------
        7,310     360Networks, Inc. 144A (acquired 5/11/2000, cost $81,872)
                    (Canada) (RES)                                              $     81,872
          100     AmeriKing, Inc.                                                      1,000
        1,800     Axia Holding Inc. 144A (PIK)                                        23,400
       50,942     Celcaribe                                                            6,368
        8,769     Fitzgerald Gaming Corp.                                              2,192
          175     Mothers Work, Inc.                                                   1,772
          244     Premium Holdings (L.P.) 144A                                         2,445
       57,579     PSF Holdings LLC Class A                                           575,700
          628     RCN Corp.                                                           14,483
           69     RCN Corp. 144A                                                           1
        4,586     Spanish Broadcasting Systems                                        62,599
       12,750     Specialty Foods Acquisition Corp.                                      128
        2,289     Tele1 Europe Holding AB ADR (Sweden)                                26,324
        2,962     Viatel, Inc.                                                        73,865
          200     VoiceStream Wireless Corp.                                          22,900
                                                                                ------------
                  Total Common Stocks (cost $2,265,490)                         $    895,049


CONVERTIBLE BONDS AND NOTES (0.9%) *
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
$     490,000     Cybernet Internet Service 144A cv. sr. disc. notes
                    stepped-coupon zero %, (13s, 8/15/04), 2009 (STP)           $    235,200
      500,000     Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                     272,500
       30,000     Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                     22,913
      260,000     Waste Management, Inc. cv. sub. notes 4s, 2002                     233,350
                                                                                ------------
                  Total Convertible Bonds and Notes (cost $820,408)             $    763,963


WARRANTS (0.9%) * (NON)                                       EXPIRATION
NUMBER OF WARRANTS                                            DATE                     VALUE
--------------------------------------------------------------------------------------------
          170     Bestel S.A. (Mexico)                        5/15/05           $     20,400
          150     Birch Telecommunications, Inc. 144A         6/15/08                  8,250
          660     CD Radio, Inc. 144A                         5/15/09                 66,000
        1,490     Cellnet Data Systems, Inc.                  10/1/07                      1
       14,500     CGA Group Ltd. 144A                         2/11/07                    145
          300     Club Regina, Inc. 144A                      12/1/04                      3
          250     Comunicacion Cellular 144A (Colombia)       11/15/03                   500
          150     Cybernet Internet 144A                      7/1/09                   9,000
          590     Diva Systems Corp.                          3/1/08                   8,257
          260     Firstworld Communication                    4/15/08                 18,200
        6,691     ICG Communications                          10/15/05               107,050
          180     Insilco Holding Co.                         8/15/08                    630
          200     International Wireless Communications
                    Holdings 144A                             8/15/01                      1
          440     Iridium World Com 144A                      7/15/05                      1
          800     KMC Telecom Holdings, Inc.                  4/15/08                  2,400
          700     Knology Holdings                            10/22/07                 5,250
          815     McCaw International Ltd.                    4/15/07                  3,260
          180     Mediq Inc. 144A                             6/1/09                       2
           30     Motient Corp. 144A                          4/1/08                     750
        2,867     Network Plus Corp.                          12/31/00               140,482
          225     Network Plus Corp.                          2/19/09                101,250
          100     Onepoint Communications, Inc.               6/1/08                   2,000
          200     Orbital Imaging Corp. 144A                  3/1/05                   4,000
        6,900     Pagemart, Inc. 144A                         12/31/03                75,900
          320     Pathnet, Inc. 144A                          4/15/08                  3,200
          160     R&B Falcon Corp. 144A                       5/1/09                  78,400
          500     Signature Brands Ltd.                       8/15/02                      5
          155     Sterling Chemicals Holdings                 8/15/08                  1,860
           90     Telehub Communications Corp.                7/31/05                     45
        1,045     UIH Australia/Pacific, Inc. 144A            5/15/06                 31,350
        1,500     USN Communications Inc.                     8/15/04                     15
          220     Versatel Telecom International              5/15/08                 61,600
      100,640     Wright Medical Technology, Inc. 144A        6/30/03                      1
                                                                                ------------
                  Total Warrants (cost $441,001)                                $    750,208


CONVERTIBLE PREFERRED STOCKS (0.8%) *
NUMBER OF SHARES                                                                       VALUE
--------------------------------------------------------------------------------------------
          500     Global Crossing 7.00% cum cv. pfd                             $     86,625
          700     Global Crossing 6.75% cum cv. pfd                                  150,500
        5,060     Global Telesystems, Inc. 144A $3.625 cv. pfd.                      108,158
        1,400     LTV Corp. (The) 144A $4.125 cv. pfd.                                58,875
        5,800     PsiNet, Inc. 144A $3.50 cv. pfd.                                   197,200
          200     RSL Communications Ltd. 144A $3.75 cv. pfd. (Bermuda)                7,050
          800     Verio, Inc. Ser. A, $3.375 cv. pfd.                                 48,000
           33     World Access, Inc. 144A zero % cv. pfd.                             33,000
          580     XCL Ltd 144A Ser. A, 9.50% cv. cum. pfd.                               290
                                                                                ------------
                  Total Convertible Preferred Stocks (cost $938,490)            $    689,698


SHORT-TERM INVESTMENTS (2.4%) * (cost $1,991,000)
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
$   1,991,000     Interest in $455,458,000 joint repurchase agreement dated
                    May 31, 2000 with Salomon, Smith Barney, Inc. due
                    June 1, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $1,991,352 for an
                    effective yield of 6.37%                                    $  1,991,000
--------------------------------------------------------------------------------------------
                  Total Investments (cost $95,537,941) ***                      $ 81,052,578
--------------------------------------------------------------------------------------------

  *   Percentages indicated are based on net assets of $81,897,756.

***   The aggregate identified cost on a tax basis is $95,597,048, resulting in gross unrealized appreciation and depreciation of $1,698,084 and $16,242,554, respectively, or net unrealized depreciation of $14,544,470.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2000 was $81,872 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under
      Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The rates shown on Floating Rate Notes (FRN) are current interest rates shown at
      May 31, 2000, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of these financial statements.


STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000
Assets
----------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $95,537,941) (Note 1)                                $ 81,052,578
----------------------------------------------------------------------------------
Cash                                                                         4,866
----------------------------------------------------------------------------------
Dividends, interest and other receivables                                1,866,819
----------------------------------------------------------------------------------
Receivable for securities sold                                             893,277
----------------------------------------------------------------------------------
Total assets                                                            83,817,540

Liabilities
----------------------------------------------------------------------------------
Distributions payable to shareholders                                      758,144
----------------------------------------------------------------------------------
Payable for securities purchased                                           909,195
----------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                               160,640
----------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                  11,715
----------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                               14,416
----------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                   705
----------------------------------------------------------------------------------
Other accrued expenses                                                      64,969
----------------------------------------------------------------------------------
Total liabilities                                                        1,919,784
----------------------------------------------------------------------------------
Net assets                                                            $ 81,897,756

Represented by
----------------------------------------------------------------------------------
Paid-in capital (Note 1)                                              $106,219,718
----------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)               (1,102,847)
----------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                   (8,741,895)
----------------------------------------------------------------------------------
Net unrealized depreciation of investments                             (14,477,220)
----------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                            $ 81,897,756

Computation of net asset value
----------------------------------------------------------------------------------
Net asset value per share ($81,897,756 divided by 7,507,107 shares)         $10.91
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



STATEMENT OF OPERATIONS
Year ended May 31, 2000
Investment income:
----------------------------------------------------------------------------------
Dividends                                                               $  711,211
----------------------------------------------------------------------------------
Interest income                                                          8,971,134
----------------------------------------------------------------------------------
Total investment income                                                  9,682,345

Expenses:
----------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                           660,034
----------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                             148,005
----------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                           11,283
----------------------------------------------------------------------------------
Administrative services (Note 2)                                             4,332
----------------------------------------------------------------------------------
Reports to shareholders                                                     18,584
----------------------------------------------------------------------------------
Registration fees                                                               75
----------------------------------------------------------------------------------
Auditing                                                                    42,167
----------------------------------------------------------------------------------
Legal                                                                       13,671
----------------------------------------------------------------------------------
Postage                                                                     11,173
----------------------------------------------------------------------------------
Exchange listing fee                                                        35,035
----------------------------------------------------------------------------------
Other                                                                        7,905
----------------------------------------------------------------------------------
Total expenses                                                             952,264
----------------------------------------------------------------------------------
Expense reduction (Note 2)                                                  (3,915)
----------------------------------------------------------------------------------
Net expenses                                                               948,349
----------------------------------------------------------------------------------
Net investment income                                                    8,733,996
----------------------------------------------------------------------------------
Net realized loss on investments (Note 1)                               (1,821,193)
----------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                        8,143
----------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year              (7,767,788)
----------------------------------------------------------------------------------
Net loss on investments                                                 (9,580,838)
----------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   $  (846,842)
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



STATEMENT OF CHANGES IN NET ASSETS

                                                           Year ended May 31
                                                  --------------------------------
                                                          2000                1999
----------------------------------------------------------------------------------
Decrease in net assets
----------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------
Net investment income                             $  8,733,996        $  9,278,784
----------------------------------------------------------------------------------
Net realized loss on investments                    (1,821,193)         (6,541,670)
----------------------------------------------------------------------------------
Net unrealized depreciation of investments          (7,759,645)        (10,127,946)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       (846,842)         (7,390,832)
----------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------
From net investment income                          (8,884,513)        (10,343,967)
----------------------------------------------------------------------------------
In excess of net investment                           (247,729)                 --
----------------------------------------------------------------------------------
From net realized gain on investments                       --          (1,230,315)
----------------------------------------------------------------------------------
From return of capital                                (490,983)                 --
----------------------------------------------------------------------------------
Total decrease in net assets                       (10,470,067)        (18,965,114)

Net assets
----------------------------------------------------------------------------------
Beginning of year                                   92,367,823         111,332,937
----------------------------------------------------------------------------------
End of year (including distributions in excess
of net investment income of $1,102,847 and
$856,292, respectively)                           $ 81,897,756        $ 92,367,823
----------------------------------------------------------------------------------

Number of fund shares
----------------------------------------------------------------------------------
Shares outstanding at beginning and end of year      7,507,107           7,507,107
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
-------------------------------------------------------------------------------------------------------


Per-share
operating performance                                        Year ended May 31
-------------------------------------------------------------------------------------------------------
                                    2000           1999            1998            1997            1996
-------------------------------------------------------------------------------------------------------
Net asset value
beginning of period               $12.30         $14.83          $14.08          $13.78          $13.04
-------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------
Net investment income               1.16           1.24            1.44            1.34            1.27
-------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.27)         (2.23)            .69             .29             .79
-------------------------------------------------------------------------------------------------------
Total from
investment operations               (.11)          (.99)           2.13            1.63            2.06
-------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------
From net
investment income                  (1.18)         (1.38)          (1.38)          (1.33)          (1.30)
-------------------------------------------------------------------------------------------------------
In excess of net
investment income                   (.03)            --              --              --            (.02)
-------------------------------------------------------------------------------------------------------
From net realized
gain on investments                   --           (.16)             --              --              --
-------------------------------------------------------------------------------------------------------
Return of capital                   (.07)            --              --              --              --
-------------------------------------------------------------------------------------------------------
Total distributions                (1.28)         (1.54)          (1.38)          (1.33)          (1.32)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.91         $12.30          $14.83          $14.08          $13.78
-------------------------------------------------------------------------------------------------------
Market value,
end of period                    $10.188        $13.500         $15.375         $14.375         $13.750
-------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)               (15.61)         (2.06)          16.96           14.88           15.30
-------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $81,898        $92,368        $111,333        $105,690        $103,466
-------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.08           1.11            1.05            1.06            1.04
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           9.92           9.50            9.75            9.70            9.49
-------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             97.22          47.56           85.45           62.57           74.70
-------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).


NOTES TO FINANCIAL STATEMENTS
May 31, 2000

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 2000, the fund had a capital loss carryover of approximately $6,752,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover      Expiration
----------------    ----------------
      $2,584,000    May 31, 2007
       4,168,000    May 31, 2008

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, dividends payable, defaulted bond interest, market discount and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 2000, the fund reclassified $151,691 to decrease distributions in excess of net investment income and $62,231 to decrease paid-in-capital, with an increase to accumulated net realized losses of $89,460. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31, 2000, fund expenses were reduced by $3,915 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $492 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.


Note 3
Purchases and sales of securities

During the year ended May 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $82,305,288 and $86,414,236, respectively. There were no purchases and sales of U.S. government obligations.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 7.85% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

For the year ended May 31, 2000, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


WELCOME TO WWW.PUTNAMINV.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

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  performance

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much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management. Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


PUTNAM INVESTMENTS

    The Putnam Funds
    One Post Office Square
    Boston, Massachusetts 02109

-------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on
Putnam funds, visit
www.putnaminv.com

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